Document And Entity Information - shares	12 Months Ended
	Feb. 28, 2021	Jun. 25, 2021
Document Information Line Items
Entity Registrant Name	Karooooo Ltd.
Document Type	20-F
Current Fiscal Year End Date	--02-28
Entity Common Stock, Shares Outstanding		30,951,106
Amendment Flag	false
Entity Central Index Key	0001828102
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Feb. 28, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
Document Annual Report	true
Document Shell Company Report	false
Document Transition Report	false
Entity File Number	001-40300
Entity Incorporation, State or Country Code	U0
Entity Interactive Data Current	Yes